Intangible Asset - Customer List	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET - CUSTOMER LIST
E.	INTANGIBLE ASSET - Customer List:

The Company has acquired select assets and the customer list of an entity as discussed in Note J and Note N. The Company, using a Contingent Earn-Out Calculation, made the determination that the amounts allocated to Intangible Asset - Customer List amounted to $2,253,690. The intangible asset - customer list is amortized over 10 years. At December 31, 2021 and 2020, the Company’s evaluation of Intangible Asset - Customer List has resulted in accumulated impairment of $69,583 and zero, respectively.

Amortization expense related to intangible asset - customer list was $254,812 and $37,562 for the years ended December 31, 2021 and 2020.

Estimated future amortization expense for the years ended December 31:

2022	$225,369
2023	225,369
2024	225,369
2025	225,369
2026	225,369
$1,126,845